Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure

Note 28 — Related Party Transactions

During 2012, $550,498 and $ 274,373 of revenues and purchases, respectively were derived from a minority stockholder (less than 5%) of the Company who also represented $-0- of the accounts receivable balance and $66,000 of the accounts payable balance at December 31, 2012, $361,910 of the Long Term Portion of Deferred Trade Payable balance and $120,637 of the Current Portion of Deferred Trade Payables. All of these revenues were reported as discontinued operations.

During 2011, $2,688,675 and $ 706,134 of revenues and purchases, respectively were derived from a minority stockholder (less than 5%) of the Company who also represented $-0- of the accounts receivable balance and $188,683 of the accounts payable balance at December 31, 2011, $36,741 of the Long Term Portion of Deferred Trade Payable balance and $445,806 of the Current Portion of Deferred Trade Payables. All of these revenues were reported as discontinued operations.

Included in long-term debt is a note payable to an officer of the Company. Interest expense related to the note payable amounted to $32,507 and $29,927 for the years ended December 31, 2012 and 2011. Total accrued interest on the note payable was $213,795 as of December 31, 2012. See Note 14 and 13 for details.

The Company has accrued compensation owed to officers of the Company. See Note 16 for details. Interest expense related to accrued current and long-term accrued compensation amounts to $107,209 and $83,211 for the years ended December 31, 2012 and 2011, respectively. Total accrued interest on the accrued compensation was $446,532 as of December 31, 2012. See Note 13 for details.